Quarterly portfolio holdings
John Hancock
High Yield Municipal Bond Fund
Fixed income
February 28, 2026
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Fund’s investments

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 106.3%				$524,327,101
(Cost $521,581,695)
Alabama 2.6%				12,694,888
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	2,000,000	2,093,379
Black Belt Energy Gas District Gas Project, Series C (A)	5.500	11-01-56	7,000,000	7,653,722
Mobile County Industrial Development Authority AM/NS Calvert LLC Project, Series A, AMT	5.000	06-01-54	2,975,000	2,947,787
Alaska 0.3%				1,264,039
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	1,500,000	1,264,039
Arizona 2.5%				12,314,935
Arizona Industrial Development Authority Academies of Math & Science, Series B (A)	5.250	07-01-51	565,000	542,524
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	644,355
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	2,270,000	1,811,498
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-41	1,000,000	1,003,658
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-56	1,265,000	1,104,608
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	750,688
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project (A)	4.000	07-01-61	1,000,000	754,350
Maricopa County Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	6.000	07-01-52	375,000	377,656
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	560,000	554,188
Maricopa County Pollution Control Corp. El Paso Electric Company Palo Verde Project, Series A	4.500	08-01-42	1,000,000	1,000,265
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-54	1,220,000	1,072,419
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	1,500,000	1,550,155
The Industrial Development Authority of the County of Pima American Leadership Academy (A)	4.000	06-15-51	1,500,000	1,148,571
Arkansas 0.2%				1,078,677
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	1,000,000	1,078,677
California 9.3%				45,725,968
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	500,000	345,748
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (A)	3.000	02-01-57	450,000	284,082
California County Tobacco Securitization Agency Series B-2 (B)	5.320	06-01-55	19,625,000	4,213,686
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	5,750,000	3,105,000
California Municipal Finance Authority NorthBay Healthcare Group	5.000	11-01-44	295,000	294,998
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-47	565,000	565,141
California Municipal Finance Authority Turning Point Schools (A)	5.250	06-01-44	1,000,000	992,508
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.200	06-15-54	700,000	736,655
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	1,050,000	$1,109,439
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	250,000	227,938
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	626,129
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (A)	6.000	06-15-65	1,000,000	1,025,738
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	700,000	612,620
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,033,043
California Statewide Financing Authority Tobacco Securitization Program, Series C (A)(B)	9.797	06-01-55	8,000,000	499,317
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	967,429
City of Oroville Oroville Hospital	5.250	04-01-54	705,000	486,450
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-49	585,000	599,102
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	740,428
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (A)	3.500	10-01-46	995,000	871,056
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	2,000,000	1,663,374
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (A)	3.125	07-01-56	1,000,000	665,539
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,500,000	1,044,144
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	311,863
Golden State Tobacco Securitization Corp. Series A-1	3.714	06-01-41	1,500,000	1,214,757
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.634	06-01-66	7,850,000	836,932
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	6.817	06-01-36	3,400,000	1,711,769
Kaweah Delta Health Care District Guild Series B	4.000	06-01-37	10,000	9,420
River Islands Public Financing Authority Community Facilities District No. 2023-1	4.500	09-01-44	500,000	495,258
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.500	09-01-48	1,000,000	1,038,326
San Francisco Bay Area Rapid Transit District Series A, AMT (C)	5.250	05-01-49	15,025,000	15,900,675
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,470,000	1,497,404
Colorado 5.1%				24,974,266
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	946,025
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	2,000,000	2,009,744
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (A)	6.000	07-01-55	1,430,000	1,461,020
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	1,575,000	1,474,489
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,500,000	1,508,889
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,265,000	1,290,508
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	1,024,659
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Green Valley Ranch East Metropolitan District No. 9 Series A, GO (0.000% to 12-1-29, then 6.500% thereafter)	0.000	12-01-55	1,750,000	$1,420,871
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	730,000	759,908
Lafferty Canyon Metropolitan District Series A, GO	5.625	12-01-55	1,440,000	1,462,619
Pinery Commercial Metropolitan District No. 2 Colorado Special Revenue	5.750	12-01-54	500,000	501,130
Platte River Metropolitan District Series A, GO (A)	6.500	08-01-53	392,000	401,183
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	990,000	964,117
Rampart Range Metropolitan District No. 5	4.000	12-01-51	1,500,000	1,222,628
Sky Ranch Community Authority Board Series A	5.750	12-01-52	1,600,000	1,625,026
Sky Ranch Community Authority Board Series B, GO (D)	6.500	12-15-54	523,000	524,731
St. Vrain Lakes Metropolitan District No. 4 Series A, GO (0.000% to 12-1-30, then 6.750% thereafter) (A)	0.000	09-20-54	1,500,000	1,104,283
Sterling Ranch Community Authority Board Special Improvement District No. 1	5.625	12-01-43	706,000	734,580
Vermilion Creek Metropolitan District No. 3 Series A, GO	5.875	12-01-55	2,550,000	2,619,625
Village Metropolitan District Series A, GO	5.750	12-01-55	1,000,000	1,013,788
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (B)	7.972	12-01-37	941,177	377,003
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	527,440
Connecticut 1.0%				4,817,962
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	500,000	502,270
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	925,000	891,832
Stamford Housing Authority Mozaic Concierge Living Project, Series A	6.250	10-01-60	1,500,000	1,513,369
Town of Hamden Whitney Center Project	5.000	01-01-50	2,110,000	1,910,491
Delaware 0.1%				770,100
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	3.000	06-01-32	450,000	422,963
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	390,000	347,137
District of Columbia 4.2%				20,545,634
District of Columbia Union Market Project, Series A (A)	4.250	06-01-46	2,000,000	1,703,020
District of Columbia Union Market Project, Series B (0.000% to 6-1-34, then 6.250% thereafter) (A)	0.000	06-01-41	6,000,000	3,925,366
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (E)	6.500	10-01-41	3,000,000	3,073,639
Metropolitan Washington District of Columbia Airports Authority Series A, AMT (C)	5.250	10-01-49	11,320,000	11,843,609
Florida 10.1%				49,793,788
Alachua County Health Facilities Authority Oak Hammock at the University of Florida Project, Series A	5.750	10-01-53	3,000,000	3,164,116
Braddock Lakes Community Development District Series 2025	5.550	05-01-45	1,000,000	1,017,893
Capital Projects Finance Authority Kissimmee Charter Academy Project (A)	6.625	06-15-59	890,000	919,710
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-54	1,200,000	$1,110,732
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-64	1,890,000	1,705,273
Capital Trust Authority Florida Institute of Technology Project, Series A (A)	5.250	07-01-55	1,200,000	1,171,118
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	310,000	330,210
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.625	06-15-44	250,000	259,131
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	6.000	06-15-54	795,000	815,714
Capital Trust Authority The Classical Academy of Sarasota Project (A)	6.125	07-01-55	1,500,000	1,513,471
Capital Trust Authority The Classical Academy of Sarasota Project, Series A (A)	5.250	07-01-54	500,000	455,305
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	4,300,000	3,567,160
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	655,478
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	900,000	734,054
City of Venice Village on the Isle Project, Series A (A)	5.500	01-01-55	1,000,000	998,533
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-49	950,000	842,567
County of Okaloosa Air Force Enlisted Village, Inc. Project (A)	5.750	05-15-55	1,000,000	1,026,168
Escambia County Health Facilities Authority Baptist Hospital, Inc., Series A	4.000	08-15-50	1,640,000	1,397,857
Firethorn Community Development District Assessment Area One	5.600	05-01-55	1,000,000	1,002,935
Florida Development Finance Corp. River City Science Academy	5.000	07-01-57	20,000	18,840
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	4.450	07-01-37	1,000,000	1,020,929
Florida Higher Educational Facilities Financing Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	750,000	677,155
Florida Higher Educational Facilities Financing Authority Keiser University Project (A)	6.000	07-01-45	2,850,000	2,926,092
Florida Local Government Finance Commission BridgePrep Academy Project, Series A (A)	6.000	06-15-45	2,000,000	2,089,425
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series A (A)	6.750	11-15-55	2,000,000	2,104,295
Florida Local Government Finance Commission Life Care ET Project, Series A (A)	11.500	12-01-30	2,000,000	2,075,844
Florida Local Government Finance Commission The Sanctuary at Village on the Isle Project, Series A (A)	11.000	12-22-30	1,500,000	1,560,496
Greater Orlando Aviation Authority United Airlines, Inc. Project, AMT	5.500	11-01-37	1,000,000	1,096,037
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	867,624
Kingston One Community Development District 2025 Project Area	5.750	05-01-45	1,250,000	1,310,330
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project, Phase 2	4.000	05-01-51	925,000	761,964
Lee County Industrial Development Authority Shell Point Obligated Group, Series A	5.250	11-15-54	500,000	505,339
Miami-Dade County Industrial Development Authority PRG Casa Properties LLC Project, Series A-1 (A)	5.375	07-01-65	2,000,000	2,072,505
Middleton Community Development District A Special Assessment Revenue	4.550	05-01-44	550,000	551,008
Middleton Community Development District A Special Assessment Revenue	4.750	05-01-55	200,000	188,626
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	995,000	$1,040,633
Ormond Crossings West Community Development District Master Infrastructure Project	5.750	11-01-47	750,000	756,536
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-47	1,000,000	1,010,668
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	655,000	616,188
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(D)	5.875	01-01-33	950,000	190,000
Portico Community Development District Series 1	3.200	05-01-31	995,000	978,046
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-41	395,000	366,318
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-46	1,425,000	1,197,875
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	1,415,000	1,123,590
Georgia 0.8%				4,045,306
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (A)	4.000	01-01-38	2,000,000	2,006,610
Savannah Georgia Convention Center Authority Convention Center Hotel, Second Tier, Series B (A)	6.000	06-01-50	1,000,000	1,002,831
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.200	06-15-33	500,000	521,487
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.700	06-15-38	500,000	514,378
Idaho 0.9%				4,277,503
Avimor Community Infrastructure District No. 1 Assessment Area 5 (A)	5.875	09-01-53	851,000	870,136
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	3,400,000	3,407,367
Illinois 3.9%				19,155,581
Chicago Board of Education Series A, GO	5.750	12-01-50	1,250,000	1,279,585
Chicago Board of Education Series A, GO	6.250	12-01-50	2,850,000	3,024,173
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	474,934
City of Chicago Series A, GO	6.000	01-01-38	930,000	943,696
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,148,326
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	542,606
Illinois Finance Authority Goodman Theatre Project, Series A (A)	6.000	10-01-45	1,000,000	1,028,186
Illinois Finance Authority Goodman Theatre Project, Series A (A)	6.125	10-01-50	1,000,000	1,015,599
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	750,000	865,767
Illinois Finance Authority Music and Dance Theater Chicago (A)	6.000	10-01-50	1,800,000	1,801,203
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	550,000	532,407
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,085,000	1,091,987
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	906,887
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	2,000,000	1,829,309
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,438,114	$1,440,419
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series B (A)	5.750	12-01-43	1,200,000	1,230,497
Indiana 1.8%				8,872,535
City of Valparaiso Pratt Paper LLC Project, AMT (A)	5.000	01-01-54	500,000	495,941
Indiana Finance Authority Global Preparatory Academy Project, Series A (A)	6.375	10-15-60	1,140,000	1,150,593
Indiana Finance Authority Greenwood Village South Project, Series A	5.750	05-15-60	1,850,000	1,889,039
Indiana Finance Authority Marquette Project, Series A	5.125	03-01-45	1,000,000	1,030,730
Indiana Finance Authority Polyflow Industry Project, AMT (A)(D)	7.000	03-01-39	2,830,000	141,500
Indiana Finance Authority Student Housing Project, Series A	5.250	07-01-64	750,000	757,817
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-44	1,420,000	1,468,470
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	1,011,946
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	880,000	926,499
Iowa 0.7%				3,365,341
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-53	2,000,000	1,608,388
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,080,000	1,044,989
Iowa Tobacco Settlement Authority Series B-2 (B)	4.916	06-01-65	4,815,000	711,964
Kansas 1.7%				8,459,506
City of Wichita Larksfield Place, Series VII-A	6.750	06-01-60	1,000,000	1,031,471
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	2,400,000	2,407,749
Wyandotte County-Kansas City Unified Government Northwest Speedway Star Bond District Project (A)	5.500	03-01-46	3,000,000	3,006,127
Wyandotte County-Kansas City Unified Government Village East Project, Areas 2B, 3, and 5 (A)	5.250	09-01-35	1,960,000	2,014,159
Louisiana 1.2%				5,975,578
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	1,003,070
Louisiana Public Facilities Authority I-10 Calcasieu River Bridge Project, AMT	5.000	09-01-66	3,975,000	3,857,711
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,114,797
Maine 0.1%				703,676
Finance Authority of Maine Casella Waste System, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	650,000	703,676
Maryland 0.5%				2,743,079
City of Baltimore City-Wide Affordable Housing Program (A)	5.000	06-01-45	575,000	580,414
City of Baltimore City-Wide Affordable Housing Program (A)	5.250	06-01-55	1,000,000	996,696
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	714,892
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	210,000	194,935
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	$256,142
Massachusetts 1.7%				8,460,385
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (A)	6.500	07-15-60	2,850,000	2,852,880
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	1,850,000	1,733,535
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	250,265
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-44	500,000	511,060
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-54	2,400,000	2,356,606
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-60	780,000	756,039
Michigan 1.7%				8,290,228
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series A	6.125	11-01-60	2,500,000	2,519,865
Kalamazoo Economic Development Corp. Friendship Village of Kalamazoo Project, Series A (A)	6.250	08-15-56	2,000,000	2,045,406
Michigan Finance Authority Capital Appreciation Tobacco Settlement, Series B-2, Class 2 (B)	5.837	06-01-65	15,000,000	1,566,444
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	907,987
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-51	450,000	356,671
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	893,855
Minnesota 0.7%				3,465,289
City of Apple Valley PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase III Project, Series A	5.625	09-01-65	1,000,000	1,024,456
City of Shakopee Senior Housing Revenue Benedictine Senior Living Obligated Group, Windermere Way Project	5.875	11-01-65	1,000,000	1,015,568
Housing & Redevelopment Authority of the City of St. Paul Nova Classical Academy Project	5.500	09-01-55	425,000	424,519
Housing & Redevelopment Authority of the City of St. Paul Nova Classical Academy Project	5.625	09-01-65	1,000,000	1,000,746
Missouri 1.2%				5,866,493
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-46	1,000,000	1,011,270
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-54	2,400,000	2,352,258
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	500,000	512,157
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-46	1,255,000	1,187,429
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	803,379
Montana 0.1%				593,354
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	800,000	593,354
Nevada 0.1%				532,332
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	695,000	532,332
New Hampshire 3.5%				17,322,091
New Hampshire Business Finance Authority Bridgeland Water & Utility District (A)	5.375	12-15-35	2,714,000	2,714,588
New Hampshire Business Finance Authority Grand Pines Project (A)	5.625	06-01-39	1,523,000	1,528,904
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Business Finance Authority Katy Court Project, GO (A)	5.875	12-01-32	1,000,000	$1,004,250
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(B)	6.826	12-15-32	2,000,000	1,268,602
New Hampshire Business Finance Authority Megatel Projects (A)(B)	5.986	12-15-33	3,000,000	1,894,341
New Hampshire Business Finance Authority Princeton Area Project (A)	5.500	12-01-30	802,000	803,362
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	418,374
New Hampshire Business Finance Authority Silverado Project (A)	5.000	12-01-28	1,495,000	1,495,642
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	965,241
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-51	500,000	416,330
New Hampshire Business Finance Authority Tamarron Project, GO (A)	5.250	12-01-35	3,000,000	3,000,053
New Hampshire Business Finance Authority The Wildflower Project (A)(B)	6.335	12-15-33	2,946,000	1,812,404
New Jersey 1.0%				4,995,364
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.375	01-01-35	1,000,000	1,053,922
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.625	01-01-45	3,000,000	3,148,573
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	440,000	383,894
The Passaic County Improvement Authority Paterson Charter School for Science & Technology, Inc.	5.000	07-01-44	400,000	408,975
New York 10.5%				51,916,528
Albany Capital Resource Corp. KIPP Capital Region Public Charter Schools Project	4.500	06-01-44	125,000	122,938
Build NYC Resource Corp. Bold Charter School Project (A)	6.000	07-01-60	1,500,000	1,518,428
Build NYC Resource Corp. Renaissance Charter School 2 Project, Series A	5.250	06-15-45	1,000,000	1,012,814
Build NYC Resource Corp. Renaissance Charter School 2 Project, Series A	5.500	06-15-55	1,000,000	990,535
Build NYC Resource Corp. Renaissance Charter School 2 Project, Series A	5.750	06-15-60	1,000,000	1,008,934
Build NYC Resource Corp. RiverSpring Health Senior Living, Inc. Project, Series A (A)	7.000	12-15-55	1,000,000	1,008,013
Build NYC Resource Corp. RiverSpring Health Senior Living, Inc. Project, Series A (A)	7.000	12-15-65	2,000,000	2,006,607
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	1,000,000	912,181
Build NYC Resource Corp. South Bronx Charter School for International Culture and the Arts Project, Series A (A)	7.000	04-15-53	750,000	772,459
City of New York Series G-1, GO (C)	5.250	02-01-53	20,000,000	21,198,278
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	1,565,000	1,540,653
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	10.994	06-01-60	15,000,000	399,659
Nassau County Tobacco Settlement Corp. Series D (B)	9.237	06-01-60	12,000,000	556,739
New York Counties Tobacco Trust IV Series F (B)	9.083	06-01-60	17,000,000	828,272
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	1,055,314
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	1,000,000	963,748
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Transportation Development Corp. John F. Kennedy International Airport New Terminal One Project, AMT	5.375	06-30-60	3,000,000	$3,010,943
New York Transportation Development Corp. John F. Kennedy International Airport New Terminal One Project, AMT	6.000	06-30-59	1,000,000	1,066,387
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,810,000	2,811,097
Oneida Indian Nation of New York Series A (A)	7.250	09-01-34	930,000	954,811
Oneida Indian Nation of New York Series B (A)	6.000	09-01-43	250,000	273,133
Riverhead Industrial Development Agency Riverhead Charter School Project	5.000	08-01-40	1,885,000	2,005,179
Suffolk Regional Off-Track Betting Corp.	6.000	12-01-53	500,000	511,536
Ulster County Capital Resource Corp. Woodland Pond at New Paltz Project (A)	5.875	09-15-59	1,000,000	1,010,219
Westchester County Local Development Corp. Sunrise of Tarrytown Project, Series A (A)	6.500	12-01-65	2,000,000	2,060,222
Westchester County Local Development Corp. The Knolls Project, Series A	5.125	07-01-55	300,000	250,453
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project (E)	5.000	11-01-51	1,025,000	1,047,564
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project	6.250	11-01-52	990,000	1,019,412
North Carolina 0.3%				1,674,514
North Carolina Medical Care Commission Penick Village Project, Series A	5.500	09-01-54	1,665,000	1,674,514
Ohio 4.7%				23,014,565
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	1,770,000	1,284,113
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,550,000	1,345,148
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	8,215,000	6,783,241
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	8.395	06-01-57	15,000,000	1,163,978
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	2,680,000	2,672,894
County of Lucas Promedica Healthcare, Series B	4.000	11-15-45	1,285,000	1,148,777
County of Montgomery Solvita Project	5.250	09-01-54	1,000,000	1,013,069
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-32	375,000	404,437
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-44	500,000	512,490
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-60	605,000	594,691
Greene County Port Authority Community First Solutions Obligated Group, Series B	5.000	05-15-55	1,000,000	979,704
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	1,000,000	951,853
Port of Greater Cincinnati Development Authority Gallery at Kenwood - Cooperative Township Public Parking Project	5.000	11-01-51	2,160,000	2,162,941
Port of Greater Cincinnati Development Authority RBM Phase 3 Garage Project	5.125	12-01-55	1,000,000	997,212
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,000,017
Oklahoma 0.6%				2,971,264
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	1,002,842
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Oklahoma (continued)
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	900,000	$830,380
Tulsa Municipal Airport Trust American Airlines, Inc. Project, AMT	6.250	12-01-40	1,000,000	1,138,042
Oregon 0.7%				3,244,395
Clackamas County Hospital Facility Authority Mary’s Woods at Marylhurst, Inc. Project, Series A	5.000	05-15-38	220,000	222,073
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.625	06-15-55	710,000	713,187
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	6.000	06-15-65	1,000,000	1,022,552
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-40	325,000	343,735
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	975,000	942,848
Pennsylvania 3.5%				17,374,732
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.500	06-15-38	600,000	635,451
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	6.000	06-15-53	500,000	513,915
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.000	05-01-42	1,450,000	1,515,221
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.500	05-01-32	750,000	817,968
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	6.000	05-01-42	1,000,000	1,114,435
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	3,030,000	2,597,823
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	1,638,000	1,373,717
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	1,216,000	682,138
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	100,000	91,445
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	1,000,000	1,020,411
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	150,000	150,246
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-46	1,470,000	1,308,205
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-51	1,000,000	839,010
Pennsylvania Economic Development Financing Authority Eastern University Project	5.375	10-01-55	2,000,000	2,000,249
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	1,015,061
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	623,242
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	1,400,000	1,076,195
Puerto Rico 1.3%				6,261,613
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.153	11-01-43	3,075,117	2,098,767
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	1,550,000	1,502,350
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	1,615	1,456
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.106	07-01-46	2,475,000	885,781
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.352	07-01-51	3,450,000	903,133
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	$870,126
South Carolina 1.8%				8,842,618
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.750	11-15-54	3,525,000	3,609,734
South Carolina Jobs-Economic Development Authority Bishop Gadsden Episcopal Retirement Community	5.250	04-01-51	360,000	364,299
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.750	09-01-55	1,935,000	1,975,800
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(D)	6.250	06-01-40	1,000,000	110,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(D)	6.500	06-01-51	4,000,000	440,000
South Carolina Jobs-Economic Development Authority Lowcountry Leadership Charter School Project, Series A (A)	5.000	12-01-49	2,000,000	1,872,201
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	465,000	460,542
South Carolina Jobs-Economic Development Authority Still Hopes Episcopal Retirement Community	4.500	04-01-37	10,000	10,042
Texas 6.2%				30,746,221
Arlington Higher Education Finance Corp. Basis Texas Charter Schools (A)	5.875	06-15-65	1,900,000	1,934,837
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	1,016,084
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	963,421
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)(D)	10.000	06-01-42	1,874,737	93,737
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)(D)	12.000	06-01-43	4,804,014	240,201
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (D)	7.000	03-01-39	1,255,000	62,750
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (A)(D)	8.500	03-01-39	1,900,000	95,000
Brooks Development Authority Hotel Revenue (A)	5.125	08-15-36	1,500,000	1,516,492
Brooks Development Authority Series B (A)	5.000	08-15-47	1,250,000	1,329,696
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	945,478
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	1,850,000	2,034,569
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,141,080
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.125	09-01-45	500,000	504,605
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.375	09-01-55	640,000	640,202
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.000	06-15-34	325,000	328,464
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.750	06-15-44	575,000	567,239
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	6.000	06-15-54	450,000	426,434
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,001,645
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-37	35,000	35,131
Houston Higher Education Finance Corp. Houston Christian University Project	5.250	10-01-54	240,000	235,492
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	2.500	09-01-41	50,000	37,990
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	3.000	09-01-47	50,000	$36,013
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	505,000	429,441
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	6.750	07-01-44	305,000	320,525
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	7.125	07-01-56	200,000	205,466
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	1,150,000	1,191,017
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.250	01-01-42	1,000,000	1,003,337
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	2,020,000	1,851,241
New Hope Cultural Education Facilities Finance Corp. Series A	5.500	10-01-35	600,000	644,951
New Hope Cultural Education Facilities Finance Corp. Series A	6.250	10-01-45	1,000,000	1,050,922
New Hope Cultural Education Facilities Finance Corp. Series A	6.500	10-01-60	890,000	920,441
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.750	01-01-36	1,000,000	855,994
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	500,000	386,556
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	965,000	913,207
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.125	01-01-44	500,000	500,530
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	700,000	701,522
Red River Education Finance Corp. Houston Baptist University Project	5.500	10-01-46	3,850,000	3,856,628
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	615,000	527,144
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	195,000	200,739
Utah 2.3%				11,267,963
Mida Cormont Public Infrastructure District Series A-1, GO (A)	6.250	06-01-55	1,000,000	1,053,422
Mida Cormont Public Infrastructure District Series A-2, GO (0.000% to 6-1-29, then 6.750% thereafter) (A)	0.000	06-01-55	1,500,000	1,295,689
Mida Mountain Village Public Infrastructure District Series 1 (A)	5.500	06-01-50	875,000	888,865
Mida Mountain Village Public Infrastructure District Series 1 (A)	5.500	06-01-55	1,000,000	1,006,627
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	515,468
Mida Mountain Village Public Infrastructure District Series 2 (0.000% to 6-1-31, then 5.750% thereafter) (A)	0.000	06-01-43	1,450,000	1,120,649
Pine View Public Infrastructure District No. 2 Fireflight Assessment Area No. 1 (A)	6.250	12-01-55	2,500,000	2,519,856
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	300,000	302,503
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area No. 1	5.750	12-01-44	2,000,000	2,078,715
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	479,718	486,169
Vermont 0.3%				1,317,238
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	30,000	26,306
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,320,000	1,290,932
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands 1.2%				$5,915,307
Virgin Islands Hotel Development Financing Corp. Frenchman’s Reef Hotel Acquisition Project, Series A-1	6.000	12-01-55	3,885,000	3,898,150
Virgin Islands Public Finance Authority Frenchman’s Reef Hotel Development, Series A (A)	6.000	04-01-53	2,000,000	2,017,157
Virginia 1.5%				7,374,084
Tobacco Settlement Financing Corp. Series B1	5.000	06-01-47	3,000,000	2,543,609
Tobacco Settlement Financing Corp. Series D (B)	6.546	06-01-47	4,000,000	1,019,143
Virginia College Building Authority Regent University Project	4.000	06-01-46	1,755,000	1,533,696
Virginia College Building Authority Regent University Project	6.000	06-01-50	1,000,000	1,064,798
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,210,000	1,212,838
Washington 2.8%				13,869,065
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	7.000	12-01-60	1,500,000	1,537,600
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-54	1,000,000	1,027,257
Washington Economic Development Finance Authority Husky Terminal Improvement Project, AMT	5.875	12-01-45	1,500,000	1,525,359
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	673,290
Washington State Housing Finance Commission Bayview Manor Homes, Series A (A)	5.000	07-01-36	1,460,000	1,462,235
Washington State Housing Finance Commission Bayview Manor II Project, Series A (A)	6.000	07-01-60	1,000,000	1,027,990
Washington State Housing Finance Commission Bayview Manor Project (A)	6.000	07-01-59	1,500,000	1,541,985
Washington State Housing Finance Commission Horizon House Project, Series A	6.250	01-01-56	3,000,000	3,014,522
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series A (A)	5.875	01-01-59	1,000,000	989,992
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.250	07-01-59	1,000,000	1,068,835
West Virginia 0.5%				2,654,507
County of Ohio The Highlands Project	5.250	06-01-53	2,665,000	2,654,507
Wisconsin 11.1%				54,778,589
Public Finance Authority A Challenge Foundation Academy (A)	7.000	07-01-58	1,030,000	1,052,002
Public Finance Authority AFCO Airport Real Estate Group, AMT	5.500	07-01-38	250,000	268,806
Public Finance Authority Alpha Ranch Project, GO (A)(B)	6.021	12-15-38	2,065,000	966,792
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.500	06-01-55	305,000	310,197
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	400,000	400,728
Public Finance Authority Cincinnati Classical Academy, Series A (A)	6.000	06-15-64	1,000,000	1,001,513
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	891,297
Public Finance Authority College Achieve Paterson Charter School, Series A (A)	4.000	06-15-52	1,815,000	1,414,320
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	685,000	658,176
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-64	3,155,000	2,964,318
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	5.000	07-01-55	500,000	$437,185
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	6.625	07-01-53	250,000	259,902
Public Finance Authority Friends Homes (A)	5.000	09-01-49	1,000,000	978,855
Public Finance Authority Gardner-Webb University (A)	5.000	07-01-31	1,000,000	1,004,933
Public Finance Authority Georgia SR 400 Express Lanes Project, AMT	5.750	12-31-65	2,000,000	2,091,644
Public Finance Authority Georgia SR 400 Express Lanes Project, AMT	6.500	12-31-65	4,000,000	4,447,400
Public Finance Authority Gray Collegiate Academy Project, Series A (A)	5.625	06-15-49	2,500,000	2,464,241
Public Finance Authority Heritage Bend Project (A)(B)	7.013	12-15-42	9,500,000	2,993,155
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-52	1,000,000	978,252
Public Finance Authority Midtown Project (A)(B)	5.859	12-15-34	1,811,000	1,089,666
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	5.500	09-01-30	400,000	422,358
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	700,000	726,293
Public Finance Authority Millville Public Charter School Project, Series A (A)	6.250	03-01-61	2,400,000	2,335,655
Public Finance Authority Northspur Project (A)(B)	6.232	12-15-32	3,000,000	1,977,471
Public Finance Authority Revolution Academy, Series A (A)	6.250	10-01-53	1,000,000	1,025,785
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	453,751
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,831
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	629,641
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	21,662
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	2,000,000	1,794,636
Public Finance Authority Sky Harbour Capital III LLC Aviation Facilities Project, AMT (A)	6.000	07-01-60	2,000,000	2,047,708
Public Finance Authority Sky Harbour Capital LLC Aviation Facilities Project, AMT	4.250	07-01-54	2,000,000	1,709,781
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	225,000	213,920
Public Finance Authority Town of Scarborough - The Downs Project	5.000	08-01-39	1,525,000	1,580,074
Public Finance Authority Two Step Project (A)(B)	5.993	12-15-34	2,550,000	1,517,027
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	358,323
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	200,520
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,362,520
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	500,000	398,885
Public Finance Authority Viticus Group Project, Series A (A)	6.500	12-01-55	1,400,000	1,434,327
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.125	04-01-57	900,000	797,185
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	1,850,000	1,878,388
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.625	07-01-60	1,500,000	$1,584,338
Wisconsin Health & Educational Facilities Authority Dickson Hollow Phase II Project	6.125	10-01-59	1,000,000	1,044,047
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	750,000	528,938
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	1,500,000	1,014,908

Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	5.750	08-15-59	1,000,000	1,036,235
Corporate bonds 0.0%				$213,560
(Cost $1,889,425)
Materials 0.0%				213,560
Paper and forest products 0.0%
Domtar Corp. (A)	6.750	10-01-28	281,000	213,560

	Yield (%)	Shares	Value
Short-term investments 0.9%			$4,267,639
(Cost $4,267,779)
Short-term funds 0.9%
John Hancock Collateral Trust (F)	3.5447(G)	426,636	4,267,639
Total investments (Cost $527,738,899) 107.2%			$528,808,300
Other assets and liabilities, net (7.2%)			(35,455,554)
Total net assets 100.0%			$493,352,746

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $229,499,557 or 46.5% of the fund’s net assets as of 2-28-26.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(D)	Non-income producing - Issuer is in default.
(E)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-28-26.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	0.8
TOTAL	0.8
The fund had the following portfolio composition as a percentage of total investments on 2-28-26:
General obligation bonds	9.6%
Revenue bonds	89.6%
Health care	21.6%
Education	18.4%
Other revenue	15.2%
Development	12.7%
Airport	7.7%
Tobacco	5.3%
Transportation	3.6%
Housing	2.9%
Pollution	0.9%
Water and sewer	0.7%
Facilities	0.6%
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Short-term investments	0.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$524,327,101	—	$524,327,101	—
Corporate bonds	213,560	—	213,560	—
Short-term investments	4,267,639	$4,267,639	—	—
Total investments in securities	$528,808,300	$4,267,639	$524,540,661	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	426,636	$1,819,147	$132,216,919	$(129,766,057)	$(2,230)	$(140)	$151,724	—	$4,267,639
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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